SEGMENT REPORTING (Schdeule of Total Long-Lived Assets excluding Financial Instruments, Intangible Assets and Deferred Tax Assets by Country) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 1,068,935	$ 164,293	¥ 959,159
PRC [Member]
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	789,320	121,317	677,402
Singapore [Member]
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 279,615	$ 42,976	¥ 281,757